Fair Value Measurement (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2025 Notes [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	$ (495,385)	$ (483,350)
2025 Notes [member] | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	(492,371)	(487,982)
2025 Notes [member] | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	(495,385)	(483,350)
Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	(2,592)	(7,677)
Notes payable, including current portion | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	(2,592)	(7,677)
Notes payable, including current portion | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	(2,592)	(7,677)
Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	(68,504)	(51,708)
Other long-term indebtness, including current portion | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	(67,142)	(51,708)
Other long-term indebtness, including current portion | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	$ (68,504)	$ (51,708)